Basis of presentation and accounting policies - Financial information before intergroup elimination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of presentation and accounting policies
Non-current assets	$ 3,415,936	$ 2,792,066
Current assets	765,514	749,910
Total assets	4,181,450	3,541,976
Non-current liabilities	2,059,760	2,052,139
Current liabilities	603,730	685,928
Total liabilities	2,663,490	2,738,067
Equity	1,517,960	803,909	$ 862,369	$ 773,608
Revenue	1,843,267	1,400,038	1,378,663
Gross profit / (loss)	605,934	485,361	415,685
Operating income / (loss)	447,253	540,637	304,575
Financial results	160,475	(345,519)	(113,087)
Share of income / (loss) in associates	(996)	7,108	(970)
Income tax	298,820	(24,241)	24,883
Income for the year	307,912	226,467	165,635
Other comprehensive income/(loss) for the year	463,516	(281,750)	92,007
Total comprehensive loss for the year	771,428	(55,283)	257,642
Toscana Aeroporti S.p.a.
Basis of presentation and accounting policies
Non-current assets	253,600	267,569
Current assets	54,069	68,197
Total assets	307,669	335,766
Non-current liabilities	124,224	78,834
Current liabilities	65,192	139,248
Total liabilities	189,416	218,082
Equity	118,253	117,684
Revenue	138,786	133,422	117,209
Gross profit / (loss)	45,491	41,783	22,633
Operating income / (loss)	33,687	28,418	10,306
Financial results	(6,334)	(7,350)	(4,119)
Share of income / (loss) in associates	12	14	(258)
Income tax	(8,927)	(6,842)	(1,528)
Income for the year	18,438	14,240	4,401
Other comprehensive income/(loss) for the year	(9,961)	4,142	(5,827)
Total comprehensive loss for the year	8,477	18,382	(1,426)
Dividends paid	(7,586)	(7,838)	(7,340)
Increase / (decrease) in cash
Provided by / (used in) operating activities	20,526	21,469	26,588
Used in investing activities	4,981	(1,388)	(3,161)
Used in financing activities	$ (29,379)	$ (52,221)	$ (21,843)